AB Impact Municipal Income Shares

Portfolio of Investments

January 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 92.1%
Long-Term Municipal Bonds – 91.6%
American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) 6.00%, 09/01/2023(a)	$1,210	$1,283,423

Arizona – 2.6%
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) 4.00%, 02/01/2050	4,500	5,271,345
5.00%, 02/01/2034-02/01/2035	2,400	3,163,284
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) 5.00%, 07/01/2040-07/01/2054(a)	2,315	2,588,820

		11,023,449

California – 7.2%
Alameda Corridor Transportation Authority Series 2016A 5.00%, 10/01/2022	725	779,491
Series 2016B 5.00%, 10/01/2035-10/01/2036	2,095	2,506,275
California Educational Facilities Authority (Mount St. Mary’s University, Inc.) Series 2018A 5.00%, 10/01/2036-10/01/2046	3,155	3,891,726
California Health Facilities Financing Authority (On Lok Senior Health Services Obligated Group) Series 2020I 5.00%, 08/01/2050-08/01/2055	2,200	2,707,460
California Municipal Finance Authority (Community Health Centers of The Central Coast, Inc.) Series 2021A 5.00%, 12/01/2036-12/01/2054(a) (b)	2,840	3,155,034
California Municipal Finance Authority (Healthright 360) Series 2019A 5.00%, 11/01/2039-11/01/2049(a)	5,275	5,911,353
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037-06/01/2054(a)	850	952,263
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2051(a)	250	270,228
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2048-06/01/2056(a)	2,085	2,282,382

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Equitas Academy Obligated Group) Series 2018A 5.00%, 06/01/2048(a)	$3,750	$4,122,600
California School Finance Authority (Fenton Charter Public Schools) Series 2020A 5.00%, 07/01/2040-07/01/2050(a)	1,125	1,258,957
California School Finance Authority (Green DOT Public Schools Obligated Group) Series 2018 5.00%, 08/01/2038(a)	1,000	1,200,720
Coalinga-Huron Joint Unified School District BAM Series 2018B 5.00%, 08/01/2048	500	597,045
Port of Los Angeles Series 2014A 5.00%, 08/01/2021	355	363,211

		29,998,745

Colorado – 0.7%
Denver Health & Hospital Authority Series 2019A 4.00%, 12/01/2038-12/01/2040	2,770	3,151,633

Connecticut – 1.1%
City of Bridgeport CT Series 2017A 5.00%, 11/01/2025	525	622,204
BAM Series 2018C 5.00%, 07/15/2036-07/15/2038	1,620	2,005,045
BAM Series 2019A 5.00%, 02/01/2035	1,500	1,890,690

		4,517,939

District of Columbia – 0.9%
District of Columbia (KIPP DC Obligated Group) Series 2017A 5.00%, 07/01/2042	785	930,366
Series 2017B 5.00%, 07/01/2037	625	750,681
District of Columbia (KIPP DC Public Charter Schools) 4.00%, 07/01/2039	1,000	1,130,000
District of Columbia Water & Sewer Authority Series 2016A 5.00%, 10/01/2035	820	995,989

		3,807,036

Florida – 2.7%
Florida Development Finance Corp. (United Cerebral Palsy of Central Florida, Inc.) Series 2020 5.00%, 06/01/2040-06/01/2050	2,610	2,769,761
Pinellas County School Board (Pinellas County School Board COP) Series 2021A 5.00%, 07/01/2027-07/01/2030(b)	3,295	4,369,539

	Principal Amount (000)	U.S. $ Value

School District of Broward County/FL (Broward County School Board/FL COP) Series 2017B 5.00%, 07/01/2032	$500	$620,000
Series 2019B 5.00%, 07/01/2029	2,750	3,614,600

		11,373,900

Georgia – 0.1%
Atlanta Development Authority (The) (Atlanta Development Authority Lease) Series 2017 2.061%, 12/01/2021	230	233,480

Illinois – 8.6%
Chicago Transit Authority (Chicago Transit Authority Sales Tax) 5.00%, 12/01/2051	5,085	5,931,500
Chicago Transit Authority Sales Tax Receipts Fund Series 2014 5.25%, 12/01/2049	5,000	5,817,350
Series 2020A 5.00%, 12/01/2045-12/01/2055	12,510	15,524,726
Cook County Community College District No. 508 Series 2013 5.25%, 12/01/2043	605	664,272
BAM Series 2017 5.00%, 12/01/2047	620	727,415
Illinois Finance Authority (University of Illinois) Series 2020I 4.00%, 10/01/2040-10/01/2050	6,250	7,018,762

		35,684,025

Kansas – 0.2%
Seward County Unified School District No. 480 Liberal Series 2017B 5.00%, 09/01/2028	555	665,112

Maryland – 0.7%
Maryland Economic Development Corp. (Bowie State University) 4.00%, 07/01/2050	1,200	1,306,944
Maryland Economic Development Corp. (Morgan State University) 5.00%, 07/01/2050	1,250	1,500,213

		2,807,157

Massachusetts – 4.5%
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015D 5.00%, 07/01/2044	7,165	8,014,697
Series 2016E 5.00%, 07/01/2037	765	884,570
Series 2017F 5.00%, 07/01/2030	1,475	1,776,416

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2019A 5.00%, 07/01/2036-07/01/2044	$4,895	$5,908,519
AGM Series 2020C 4.00%, 10/01/2045	1,090	1,275,627
Massachusetts Development Finance Agency (WGBH Educational Foundation) Series 2017A 4.00%, 01/01/2032	825	982,897

		18,842,726

Michigan – 11.6%
Center Line Public Schools Series 2018 5.00%, 05/01/2038	895	1,118,097
City of Detroit MI 5.00%, 04/01/2026-04/01/2037	6,090	7,105,349
Detroit City School District Series 2020A 5.00%, 05/01/2036-05/01/2040	4,940	6,348,463
AGM Series 2005A 5.25%, 05/01/2030	5,000	6,735,650
Downriver Utility Wastewater Authority AGM Series 2018 5.00%, 04/01/2043	1,515	1,841,164
Ferris State University Series 2019A 5.00%, 10/01/2024-10/01/2026	6,185	7,402,373
Flint Hospital Building Authority (Hurley Medical Center) 4.00%, 07/01/2041	3,500	3,850,350
5.00%, 07/01/2031	2,405	2,980,853
Flint Public Library AGM 3.00%, 05/01/2029-05/01/2030	2,260	2,590,103
Grand Rapids Public Schools AGM 5.00%, 11/01/2040	1,800	2,310,336
AGM Series 2017 5.00%, 05/01/2027	200	255,850
Great Lakes Water Authority Water Supply System Revenue Series 2016B 5.00%, 07/01/2046	1,225	1,448,967
Series 2016C 5.00%, 07/01/2026	695	854,996
Series 2020B 5.00%, 07/01/2045-07/01/2049	2,650	3,352,743

		48,195,294

Minnesota – 1.7%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Hmong College Prep Academy) 5.00%, 09/01/2055	5,000	5,863,550

	Principal Amount (000)	U.S. $ Value

Housing & Redevelopment Authority of The City of St. Paul Minnesota (Metro Deaf School) Series 2018A 5.00%, 06/15/2048(a)	$1,000	$1,060,410

		6,923,960

Mississippi – 1.6%
Mississippi Development Bank (City of Meridian MS Water & Sewer Revenue Lease) BAM 4.00%, 07/01/2045-07/01/2050	5,750	6,830,590

Missouri – 0.1%
St. Louis Community College District Series 2017 4.00%, 04/01/2035	200	231,048

New Hampshire – 1.2%
New Hampshire Business Finance Authority (United States Department of Veterans Affairs Local Lease) 2.872%, 07/01/2035	4,975	4,894,156

New Jersey – 6.7%
Essex County Improvement Authority (North Star Academy Charter School of Newark, Inc.) 4.00%, 07/15/2040-07/15/2050(a)	4,360	4,707,684
New Jersey Economic Development Authority (Foundation Academy Charter School A NJ Nonprofit Corp.) Series 2018A 5.00%, 07/01/2050	1,000	1,150,640
New Jersey Economic Development Authority (New Jersey Transit Corp. State Lease) 4.00%, 11/01/2044	5,500	6,277,150
5.00%, 11/01/2044	6,925	8,521,697
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2047	1,170	1,322,720
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2015 5.00%, 03/01/2025	3,205	3,747,607
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease) Series 2018C 5.00%, 06/15/2027-06/15/2042	1,645	2,004,371

		27,731,869

New York – 14.0%
Build NYC Resource Corp. (Children’s Aid Society (The)) 4.00%, 07/01/2044-07/01/2049	1,150	1,325,865

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (Inwood Academy for Leadership Charter School) Series 2018A 5.50%, 05/01/2048(a)	$500	$563,835
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) 5.00%, 06/01/2052(a)	2,260	2,464,507
Series 2017A 5.00%, 06/01/2047(a)	725	792,150
Metropolitan Transportation Authority 5.00%, 11/15/2030-11/15/2032	9,500	12,310,825
Series 2014D 5.00%, 11/15/2039	4,000	4,477,240
Series 2017C 5.00%, 11/15/2026-11/15/2033	7,875	9,541,452
Series 2018B 5.00%, 11/15/2026	2,160	2,605,370
Series 2019F 5.00%, 11/15/2022	2,000	2,141,520
Series 2020C 4.75%, 11/15/2045	7,085	8,612,809
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) 4.00%, 12/01/2046	6,945	7,984,736
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) 5.00%, 06/01/2040(a)	1,265	1,510,208
New York City Health and Hospitals Corp. (New York City Health & Hospital Corp. Lease) Series 2021A 5.00%, 02/15/2030	1,500	2,028,165
New York City Housing Development Corp. Series 2017E 1.50%, 05/01/2022	230	233,508
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2034	750	928,732
Series 2020 4.00%, 09/01/2045	500	578,325

		58,099,247

North Carolina – 1.3%
North Carolina Central University 4.00%, 04/01/2049	2,270	2,502,130
5.00%, 04/01/2044	2,500	3,004,450

		5,506,580

Ohio – 2.5%
American Municipal Power, Inc. Series 2019A 5.00%, 02/15/2044	2,150	2,667,699
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	4,365	5,022,194
5.25%, 02/15/2047	1,500	1,765,305

	Principal Amount (000)	U.S. $ Value

County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019A 5.00%, 09/01/2049	$690	$784,806

		10,240,004

Oklahoma – 1.3%
Oklahoma County Finance Authority (Oklahoma County Independent School District No. 52 Midwest City-Del City) Series 2018 5.00%, 10/01/2024	1,120	1,304,386
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018B 5.50%, 08/15/2057	3,365	4,017,372

		5,321,758

Oregon – 0.5%
Oregon Health & Science University (Oregon Health & Science University Obligated Group) Series 2019A 5.00%, 07/01/2028	605	795,424
Tri-County Metropolitan Transportation District of Oregon Series 2017A 5.00%, 10/01/2026	865	1,080,272
Series 2018A 5.00%, 10/01/2029	250	318,790

		2,194,486

Pennsylvania – 10.6%
Capital Region Water Water Revenue Series 2018 5.00%, 07/15/2025-07/15/2026	1,510	1,806,217
City of Philadelphia PA Water & Wastewater Revenue Series 2018A 5.00%, 10/01/2048	3,050	3,787,093
Series 2019B 5.00%, 11/01/2049	3,095	3,924,089
Series 2020A 5.00%, 11/01/2045	5,000	6,538,850
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2037	825	868,337
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032-07/01/2034	1,115	1,290,631
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2036-05/01/2038	4,010	4,968,503

	Principal Amount (000)	U.S. $ Value

AGM Series 2017 5.00%, 12/01/2035	$200	$245,574
Philadelphia Authority for Industrial Development (Russell Byers Charter School) 5.00%, 05/01/2040	1,050	1,200,486
Pittsburgh Water & Sewer Authority AGM Series 2019A 5.00%, 09/01/2044	2,000	2,534,940
AGM Series 2020B 4.00%, 09/01/2045-09/01/2050	4,750	5,649,970
School District of the City of Erie (The) AGM Series 2019A 5.00%, 04/01/2031	405	522,977
AGM Series 2019C 5.00%, 04/01/2028-04/01/2029	2,850	3,687,618
Southeastern Pennsylvania Transportation Authority 5.00%, 06/01/2029	3,120	4,144,015
State Public School Building Authority (Community College of Philadelphia Foundation) BAM Series 2018 5.00%, 06/15/2021	1,000	1,017,380
Wilkes-Barre Area School District/PA BAM 5.00%, 04/15/2059	1,620	2,004,523

		44,191,203

Rhode Island – 2.5%
Providence Public Building Authority (City of Providence RI Lease) AGM Series 2020A 5.00%, 09/15/2030-09/15/2031	8,000	10,230,513

Texas – 0.3%
El Paso County Hospital District Series 2017 5.00%, 08/15/2037	370	434,998
Newark Higher Education Finance Corp. (Austin Achieve Public Schools, Inc.) Series 2018 5.00%, 06/15/2048	735	749,715

		1,184,713

Utah – 1.0%
Ogden City School District Municipal Building Authority (Ogden City School District) Series 2018 5.00%, 01/15/2038	3,490	4,254,066

Washington – 1.0%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	3,600	4,054,248

	Principal Amount (000)	U.S. $ Value

West Virginia – 1.3%
Morgantown Utility Board, Inc. BAM Series 2018B 5.00%, 12/01/2043	$2,555	$3,148,603
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2017A 5.00%, 06/01/2047	1,775	2,111,558

		5,260,161

Wisconsin – 2.8%
Milwaukee Redevelopment Authority (Milwaukee Public Schools Lease) Series 2017 5.00%, 11/15/2025	200	242,532
Wisconsin Health & Educational Facilities Authority (Hmong American Peace Academy Ltd.) 5.00%, 03/15/2050	1,175	1,421,809
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	4,430	4,828,788
Wisconsin Public Finance Authority (NC A&T Real Estate Foundation LLC) 5.00%, 06/01/2044	4,450	4,993,434

		11,486,563

Total Long-Term Municipal Bonds (cost $355,678,510)		380,219,084

Short-Term Municipal Notes – 0.5%
California – 0.5%
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2018C 0.472% (LIBOR 1 Month + 0.38%), 08/01/2047(c) (cost $2,000,000)	2,000	1,999,820

Total Municipal Obligations (cost $357,678,510)		382,218,904

CORPORATES - INVESTMENT GRADE – 3.9%
Industrial – 2.4%
Consumer Cyclical - Other – 0.9%
Conservation Fund A Nonprofit Corp. (The) Series 2019 3.474%, 12/15/2029	3,267	3,579,955

Consumer Non-Cyclical – 0.1%
YMCA of Greater New York Series 2018 3.985%, 08/01/2022	500	514,462

Other Industrial – 0.8%
Howard University Series 2020 2.291%, 10/01/2026	1,000	1,030,830
1.991%, 10/01/2025	1,000	1,034,750

	Principal Amount (000)	U.S. $ Value

2.516%, 10/01/2025	$1,000	$1,070,300

		3,135,880

Services – 0.6%
Bush Foundation 2.754%, 10/01/2050	1,000	1,013,155
Ford Foundation (The) Series 2020 2.415%, 06/01/2050	1,595	1,561,122

		2,574,277

		9,804,574

Financial Institutions – 1.5%
Finance – 1.5%
BlueHub Loan Fund, Inc. Series 2020 3.099%, 01/01/2030	1,000	992,845
Low Income Investment Fund Series 2019 3.711%, 07/01/2029	5,000	5,377,577

		6,370,422

Total Corporates - Investment Grade (cost $15,362,000)		16,174,996

	Shares

SHORT-TERM INVESTMENTS – 6.8%
Investment Companies – 6.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d)(e)(f) (cost $28,348,481)	28,348,481	28,348,481

Total Investments – 102.8% (cost $401,388,991)(g)		426,742,381
Other assets less liabilities – (2.8)%		(11,439,032)

Net Assets – 100.0%		$415,303,349

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate market value of these securities amounted to $38,953,362 or 9.4% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2021.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(g)

As of January 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $25,627,162 and gross unrealized depreciation of investments was $(273,772), resulting in net unrealized appreciation of $25,353,390.

As of January 31, 2021, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 16.2% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

DOT – Department of Transportation

LIBOR – London Interbank Offered Rate

AB Impact Municipal Income Shares

January 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$380,219,084	$—	$380,219,084
Short-Term Municipal Notes	—	1,999,820	—	1,999,820
Corporates – Investment Grade	—	16,174,996	—	16,174,996
Short-Term Investments	28,348,481	—	—	28,348,481

Total Investments in Securities	28,348,481	398,393,900	—	426,742,381
Other Financial Instruments(a)	—	—	—	—

Total	$28,348,481	$398,393,900	$—	$426,742,381

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended January 31, 2021 is as follows:

Fund	Market Value 04/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$15,950	$134,666	$122,268	$28,348	$13